Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Other Assets [Abstract]
Intangible assets	[1]	$ 104.8		$ 94.0
Deferred dry-dock		63.8	[2]	41.3	[2]		$ 36.7
Restricted cash	[3]	38.2		0.0
Contingent consideration asset	[4]	84.0		0.0
Vessels under construction	[5]	42.0		0.0
Other		42.9		37.2
Other assets		$ 375.7		$ 172.5		$ 187.6	$ 204.9

[1]

(a)   Intangible assets:

December 31, 2020	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(58.6)	$71.3
Trademark	27.4	(1.1)	26.3
Other	11.5	(4.3)	7.2
	$168.8	$(64.0)	$104.8

December 31, 2019	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(39.3)	$90.6
Other	6.6	(3.2)	3.4
	$136.5	$(42.5)	$94.0

As part of the acquisition of APR Energy on February 28, 2020, the Company recorded $27,400,000 related to the fair value of a trademark. The trademark is amortized on a straight-line basis over its estimated useful life of 20 years.

Acquired customer contracts are amortized on a straight-line basis over their remaining useful lives. As of December 31, 2020, the weighted average remaining useful lives of acquired customer contracts was 5 years (2019 – 5 years).

During the year ended December 31, 2020, the Company recorded $21,396,000 of amortization related to intangible assets (2019 – $20,729,000, 2018 – $16,569,000).

Future amortization of intangible assets is as follows:

2021	$19.1
2022	18.2
2023	14.5
2024	11.7
2025	8.3
Thereafter	33.0
$104.8

[2]

(b)   Deferred dry-dock:

During the year ended December 31, 2020, changes in deferred dry-dock were as follows:

December 31, 2018	36.7
Costs incurred	23.5
Amortization expensed (1)	(18.9)
December 31, 2019	41.3
Costs incurred	45.2
Amortization expensed (1)	(22.7)
December 31, 2020	$63.8
(1)	Amortization of dry-docking costs is included in depreciation and amortization

[3]	(c) Restricted cash: Restricted cash consists primarily of amounts held in reserve accounts related to the Company’s debt facilities.
[4]

(d)   Contingent consideration asset:

As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for certain losses that may be incurred on future cash repatriation from a foreign jurisdiction until the earlier of (1) reaching the maximum cash flows subject to compensation, (2) termination of specified contracts, (3) sustaining the ability to repatriate cash without losses and (4) April 30, 2022. The amount of compensation depends on the Company’s ability to generate cash flows on specific contracts in the foreign jurisdiction and the magnitude of losses incurred on repatriation. The maximum amount of cash flows subject to compensation is $110,000,000.

Fairfax agreed, subject to definitive documentation, to compensate the Company for future losses realized on sale or disposal of certain property, plant and equipment and inventory items calculated as the difference between the proceeds on sale or disposal and the book value of the respective assets at February 28, 2020, prior to acquisition. The maximum amount of losses subject to compensation is $64,000,000.

Contingent consideration asset, December 31, 2019	$—
Assets acquired	95.2
Change in fair value	6.8
Compensation received	(11.1)
Contingent consideration asset	90.9
Current portion included in prepaid expenses and other	(6.9)
Contingent consideration asset, December 31, 2020	$84.0

[5]	(e) Vessels under construction: